Commitments	3 Months Ended
Jan. 31, 2026
Commitments [Abstract]
Commitments
14.	Commitments

a.	On December 19, 2022, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides the Company with an exclusive, perpetual, worldwide and sublicensable license to use the joint patents that the Company have with Yissum to further develop, manufacture and commercialize products for innovative treatment in the relevant fields such as metabolic syndrome and anti-obesity (the “Yissum Metabolic Syndrome License Agreement”). According to the Yissum Metabolic Syndrome License Agreement, the Company shall pay Yissum royalties at the rate of 1.5% of net sales, as well as certain fees in the case of sublicenses or an “exit” event, all subject to the terms as described in the Yissum Metabolic Syndrome License Agreement. The Company will also pay Yissum different payments when reaching several milestones. In April 2025, the Yissum Metabolic Syndrome License Agreement was amended to add additional joint patents.
b.	On January 15, 2024, the Company entered into a license agreement with BIRAD, the research and development company of Bar-Ilan University, which provides the Company with an exclusive, perpetual, worldwide and sublicensable license to use the joint patent that the Company has with BIRAD, to further develop, manufacture and commercialize products for innovative treatment of cocaine addiction (“the BIRAD License Agreement”). According to the BIRAD License Agreement, the Company shall pay BIRAD royalties at the rate of 1.5% of the Company’s net sales, as well as certain fees in the case of sublicenses or an “exit” event, all subject to the terms as described in the BIRAD License Agreement. The Company will also pay BIRAD different payments upon reaching certain milestones.

c.	On March 19, 2024, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use the Yissum’s patent titled “Psychedelic compounds, methods of their preparation and uses thereof” to further develop, manufacture, and commercialize innovative compounds targeted at treating post-traumatic stress disorder and other health conditions (the “Yissum PTSD License Agreement”). According to the Yissum PTSD License Agreement, the Company is required to pay Yissum annual maintenance fees ranging from $25,000 to $50,000 beginning on the fifth anniversary of the effective date of the Yissum PSTD License Agreement, and royalties at the rate of 3.0% of net sales, as well as certain fees in the case of sublicensing or an exit event, all subject to the terms as described in the Yissum PTSD License Agreement. The Company will also pay Yissum different payments when reaching certain milestones. All right, title and interest in the patent (the Licensed Patent as defined in the Yissum PSTD License Agreement) vest solely in Yissum, and the Company shall hold and make use of the license granted. Subject to such Yissum’s ownership rights, all rights in results of the Company’s development shall be solely owned by the Company.

d.	On March 31, 2024, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use Yissum’s patent “Psychoactive compounds, methods of their preparation and uses thereof in the treatment of mental disorders” to further develop, manufacture, and commercialize innovative compounds targeted at Generation 3.0 psychedelic compounds for the treatment of mental disorders (the “Yissum Psychedelic License Agreement). According to the Yissum Psychedelic License Agreement, the Company is required to pay Yissum annual maintenance fees ranging from $25,000 to $50,000 beginning of the fifth anniversary of the effective date of the Yissum Psychedelic License Agreement, and the Company shall pay Yissum royalties at the rate of 3.0% of net sales, as well as certain fees in the case of sublicenses or an exit event, all subject to the terms as described in the Yissum Psychedelic License Agreement. The Company will also pay Yissum different payments when reaching certain milestones. All right, title and interest in the patent (the Licensed Patent as defined in the Yissum Psychedelic License Agreement) vest solely in Yissum, and the Company shall hold and make use of the license granted. Subject to such Yissum’s ownership rights, all rights in results of the Company’s development shall be solely owned by the Company.

e.	On June 13, 2024, the Company entered into an agreement with a third party for the lease of office space in Tel Aviv, Israel, having a total area of approximately 386 square meters. The Company occupies approximately 40 square meters of the space for its offices. The rental period is from April 1, 2024 to March 31, 2026. The Company’s base rent was ILS 12,500 per month (approximately $3,400) during the term of the lease. On January 1, 2026, the agreement was renewed through to March 31, 2028.